Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 Installment	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit recognized	$ 40	$ 35	$ 32
SARs vesting period	4 years
SARs terms of award	10 years
Total intrinsic value of SARs exercised	69	54	4
Stock Issued under SARs exercised	610
Actual tax benefit realized for tax deductions from SAR	26	19	3
Total fair value of SARs vested	25	30	37
Outstanding stock options term of award	10 years
Cash received from the exercising of stock options	17	64	52
Actual tax benefit realized for tax deductions from stock option exercises	7	21	12
Total intrinsic value of stock options exercised	21	65	58
Stock units vesting period	3 years
Unrecognized compensation expense for all non-vested share-based awards	108
Weighted-average remaining life non-vested share-based awards	1 year 10 months 21 days
Shares were authorized for future grants	9,051
Distribution of each award is deferred until after retirement or involuntary termination	25% or more
Number of equal installments in which deferred portion of stock award is distributable	5
Period over which balance of stock award distributable, (years)	5 years
Outstanding shares under other stock plan	58	73
Shares issuable under deferred compensation plan	360
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferral plan, shares held in trust	109
Shares represented Directors' compensation in 2014	2
Performance-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award	The actual payout under these awards may vary from zero to 200% of an employee's target payout, based on the Company's actual performance over the three-year performance period.
Granted, Stock Units Weighted Average Grant Date Fair Value	$ 110.58	$ 72.14	$ 72.12
Total fair value of restricted stock units	10		7
Weighted average remaining vesting term	1 year 1 month 10 days
Time-Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Stock Units Weighted Average Grant Date Fair Value		$ 70.99	$ 72.27
Total fair value of restricted stock units	$ 45	$ 52	$ 38
Weighted average remaining vesting term	1 year 1 month 6 days